Commitments and Contingencies (Details 2) - USD ($)		Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Service fee commitments	[1]	$ 2,322,053	$ 1,620,960
Asset construction commitments	[2]		216,326
Total		2,322,053	1,837,286
Not later than one year [member]
Statement Line Items [Line Items]
Service fee commitments	[1]	741,829	331,560
Asset construction commitments	[2]		216,326
Total		741,829	547,886
1-3 years
Statement Line Items [Line Items]
Service fee commitments	[1]	1,125,281	675,400
Asset construction commitments	[2]
Total		1,125,281	675,400
4-5 years
Statement Line Items [Line Items]
Service fee commitments	[1]		614,000
Asset construction commitments	[2]
Total			614,000
More than 5 years
Statement Line Items [Line Items]
Service fee commitments	[1]
Asset construction commitments	[2]
Total
3-5 years
Statement Line Items [Line Items]
Service fee commitments	[1]	454,943
Total		$ 454,943

[1]	The Company has commitments to pay certain service fees to Stander Information Company Limited, as its service provider to provide technical services for operating systems, that comprise a monthly fixed amount and certain other fees as specified in the agreement.
[2]	Represents asset under construction for certain office equipment and IT equipment and vehicles.